Sector Rotation Fund | No Load
FUND SUMMARY
INVESTMENT OBJECTIVE
The Sector Rotation Fund (the “Fund”) seeks to achieve capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold No Load Shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	Sector Rotation Fund No Load
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses		Sector Rotation Fund No Load
Management Fee		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.58%
Acquired Fund Fees and Expenses	[1]	0.34%
Total Annual Fund Operating Expenses		2.92%
Less Fee Waivers and Reimbursements		(0.93%)
Total Annual Fund Operating Expenses(after fee waivers and expense reimbursements)	[2]	1.99%
[1]	Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund. Acquired Fund Fees and Expenses are reflected in the Acquired Fund's net asset value. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in Acquired Funds.
[2]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.65% of the Fund's No Load Shares' average daily net assets until January 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund's No Load Shares' maximum expense limitation of 1.65% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sector Rotation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
No Load	202	816	1,456	3,176
Class P	227	891	1,579	3,412

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 457.43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in shares of exchange-traded funds (“ETFs”). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index. In seeking to build a portfolio designed to outperform the S&P 500 Index, the Fund’s investment adviser, Navigator Money Management, Inc. (the “Adviser”), may allocate Fund assets among equity and fixed income ETFs representing various markets, regions and countries, including the United States. The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts (“ADRs”). The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index. The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. In seeking to provide such results, an ETF may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund will not short individual securities.

In addition to ETFs, the Fund may also invest, to a limited extent, directly in common stocks that the Adviser believes present attractive opportunities. Further, the Fund may invest directly in debt obligations as a means to reduce equity exposure and create capital appreciation potential.

In selecting investments for the Fund, the Adviser seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios, growth rates, price to cash flow and price to book ratios. The Adviser will incorporate asset class selection as part of the Fund’s overall portfolio. This strategic asset allocation is the process of dividing securities among different kinds of assets (such as stocks, bonds, real estate, precious metals and cash) to optimize the risk/reward trade-off based on achieving capital appreciation. The Adviser utilizes quantitative research to determine the Fund’s weightings between stocks, bonds and cash, allocation among sectors and industries, and exposure to domestic and foreign markets. The Fund may engage in active and frequent trading of its portfolio securities. Sector Rotation is a strategy which evaluates market sectors’ relative strength and momentum to identify short term opportunities in the market.

The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Also, the Fund may invest in a limited number of industry sectors.

PRINCIPAL RISKS

Risks in General – Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments.  There is the risk that these and other factors may adversely affect the Fund’s performance.  The loss of money is a risk of investing in the Fund.

Market Risk – The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Fixed Income Risk – To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the rating of a debt security, the greater its risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as “junk bonds,” and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

Investments in ETFs – Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk – To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Risks of Investing in Foreign Securities – To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies.  Investments in foreign securities involve certain inherent risks, including currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Risk – To the extent an ETF sells securities “short,” the Fund will indirectly be subject to short sales risk.  Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. The ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the ETF. If the underlying security goes down in price between the time the ETF sells the security and buys it back, the ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Tax Risk – The ETF’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the ETF’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Derivatives/Leverage Risk – To the extent the Fund invests in ETFs that use derivative instruments, such instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money.  Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Concentration Risk – By concentrating Fund investments in a single industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Non-Diversification Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Stock Selection Risk – Like all actively managed funds, there is a risk that the Adviser’s strategy for managing the Fund may not achieve the desired results.  The portfolio securities selected by the Adviser may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective.  In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events.  As a result, the price of the Fund’s investments may go down and you could lose money on your investment.

High Portfolio Turnover Rate Risk – High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.
PERFORMANCE HISTORY
The bar chart and performance table below illustrate the variability of the returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year and since inception periods compare with those of a broad measure of market performance. Updated information on the Fund’s results can be obtained by calling toll-free at 1-800-673-0550.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.37% (quarter ending 12/31/10) and the lowest return for a calendar quarter was (5.05%) (quarter ending 06/30/10).
Average Annual Total Returns For Periods Ended December 31, 2010
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns Sector Rotation Fund No Load	1 Year	Since Inception
Before taxes	11.70%	11.67%
After taxes on distributions	11.70%	11.67%
After taxes on distributions and sale of fund shares	7.61%	9.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	9.11%	2.02%

Sector Rotation Fund | Class P
FUND SUMMARY
INVESTMENT OBJECTIVE
The Sector Rotation Fund (the “Fund”) seeks to achieve capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class P Shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment
Shareholder Fees	Sector Rotation Fund Class P
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sector Rotation Fund Class P
Management Fee		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.58%
Acquired Fund Fees and Expenses	[1]	0.34%
Total Annual Fund Operating Expenses		3.17%
Less Fee Waivers and Reimbursements		(0.93%)
Total Annual Fund Operating Expenses(after fee waivers and expense reimbursements)	[2]	2.24%
[1]	Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund. Acquired Fund Fees and Expenses are reflected in the Acquired Fund's net asset value. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in Acquired Funds.
[2]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.90% of the Fund's Class P Shares' average daily net assets until January 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund's Class P Shares' maximum expense limitation of 1.90% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Sector Rotation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
No Load	202	816	1,456	3,176
Class P	227	891	1,579	3,412

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 457.43% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in shares of exchange-traded funds (“ETFs”). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index. In seeking to build a portfolio designed to outperform the S&P 500 Index, the Fund’s investment adviser, Navigator Money Management, Inc. (the “Adviser”), may allocate Fund assets among equity and fixed income ETFs representing various markets, regions and countries, including the United States. The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts (“ADRs”). The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index. The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. In seeking to provide such results, an ETF may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund will not short individual securities.

In addition to ETFs, the Fund may also invest, to a limited extent, directly in common stocks that the Adviser believes present attractive opportunities. Further, the Fund may invest directly in debt obligations as a means to reduce equity exposure and create capital appreciation potential.

In selecting investments for the Fund, the Adviser seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios, growth rates, price to cash flow and price to book ratios. The Adviser will incorporate asset class selection as part of the Fund’s overall portfolio. This strategic asset allocation is the process of dividing securities among different kinds of assets (such as stocks, bonds, real estate, precious metals and cash) to optimize the risk/reward trade-off based on achieving capital appreciation. The Adviser utilizes quantitative research to determine the Fund’s weightings between stocks, bonds and cash, allocation among sectors and industries, and exposure to domestic and foreign markets. The Fund may engage in active and frequent trading of its portfolio securities. Sector Rotation is a strategy which evaluates market sectors’ relative strength and momentum to identify short term opportunities in the market.

The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Also, the Fund may invest in a limited number of industry sectors.

PRINCIPAL RISKS

Risks in General – Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments.  There is the risk that these and other factors may adversely affect the Fund’s performance.  The loss of money is a risk of investing in the Fund.

Market Risk – The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Fixed Income Risk – To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the rating of a debt security, the greater its risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as “junk bonds,” and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

Investments in ETFs – Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk – To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Risks of Investing in Foreign Securities – To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies.  Investments in foreign securities involve certain inherent risks, including currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Risk – To the extent an ETF sells securities “short,” the Fund will indirectly be subject to short sales risk.  Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. The ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the ETF. If the underlying security goes down in price between the time the ETF sells the security and buys it back, the ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Tax Risk – The ETF’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the ETF’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Derivatives/Leverage Risk – To the extent the Fund invests in ETFs that use derivative instruments, such instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money.  Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Concentration Risk – By concentrating Fund investments in a single industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Non-Diversification Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Stock Selection Risk – Like all actively managed funds, there is a risk that the Adviser’s strategy for managing the Fund may not achieve the desired results.  The portfolio securities selected by the Adviser may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective.  In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events.  As a result, the price of the Fund’s investments may go down and you could lose money on your investment.

High Portfolio Turnover Rate Risk – High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.
PERFORMANCE HISTORY

The bar chart and performance table below illustrate the variability of the returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The bar chart shows how No Load Shares of the Fund have performed for its initial calendar year.  Class P Shares would have had returns that are substantially similar  because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year and since inception periods compare with those of a broad measure of market performance. Updated information on the Fund’s results can be obtained  by calling toll-free at 1-800-673-0550.

During the periods  shown in the bar chart,  the highest return for a calendar quarter was 11.37% (quarter ending 12/31/10) and the lowest return for a calendar  quarter was  (5.05%) (quarter ending 06/30/10).

Average Annual Total Returns For Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table below shows how No Load Shares of the Fund have performed during the periods noted. Class P Shares would have had returns that are substantially similar because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Average Annual Total Returns Sector Rotation Fund Class P	1 Year	Since Inception
Before taxes	11.70%	11.67%
After taxes on distributions	11.70%	11.67%
After taxes on distributions and sale of fund shares	7.61%	9.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	9.11%	2.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 1, 2011
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Sector Rotation Fund | No Load
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sector Rotation Fund (the “Fund”) seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold No Load Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Less Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)
Total Annual Fund Operating Expenses(after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.99%	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 457.43% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	816
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,176
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests in shares of exchange-traded funds (“ETFs”). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index. In seeking to build a portfolio designed to outperform the S&P 500 Index, the Fund’s investment adviser, Navigator Money Management, Inc. (the “Adviser”), may allocate Fund assets among equity and fixed income ETFs representing various markets, regions and countries, including the United States. The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts (“ADRs”). The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index. The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. In seeking to provide such results, an ETF may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund will not short individual securities.

In addition to ETFs, the Fund may also invest, to a limited extent, directly in common stocks that the Adviser believes present attractive opportunities. Further, the Fund may invest directly in debt obligations as a means to reduce equity exposure and create capital appreciation potential.

In selecting investments for the Fund, the Adviser seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios, growth rates, price to cash flow and price to book ratios. The Adviser will incorporate asset class selection as part of the Fund’s overall portfolio. This strategic asset allocation is the process of dividing securities among different kinds of assets (such as stocks, bonds, real estate, precious metals and cash) to optimize the risk/reward trade-off based on achieving capital appreciation. The Adviser utilizes quantitative research to determine the Fund’s weightings between stocks, bonds and cash, allocation among sectors and industries, and exposure to domestic and foreign markets. The Fund may engage in active and frequent trading of its portfolio securities. Sector Rotation is a strategy which evaluates market sectors’ relative strength and momentum to identify short term opportunities in the market.

The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Also, the Fund may invest in a limited number of industry sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General – Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments.  There is the risk that these and other factors may adversely affect the Fund’s performance.  The loss of money is a risk of investing in the Fund.

Market Risk – The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Fixed Income Risk – To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the rating of a debt security, the greater its risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as “junk bonds,” and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

Investments in ETFs – Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk – To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Risks of Investing in Foreign Securities – To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies.  Investments in foreign securities involve certain inherent risks, including currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Risk – To the extent an ETF sells securities “short,” the Fund will indirectly be subject to short sales risk.  Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. The ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the ETF. If the underlying security goes down in price between the time the ETF sells the security and buys it back, the ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Tax Risk – The ETF’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the ETF’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Derivatives/Leverage Risk – To the extent the Fund invests in ETFs that use derivative instruments, such instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money.  Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Concentration Risk – By concentrating Fund investments in a single industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Non-Diversification Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Stock Selection Risk – Like all actively managed funds, there is a risk that the Adviser’s strategy for managing the Fund may not achieve the desired results.  The portfolio securities selected by the Adviser may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective.  In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events.  As a result, the price of the Fund’s investments may go down and you could lose money on your investment.

		High Portfolio Turnover Rate Risk – High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the variability of the returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year and since inception periods compare with those of a broad measure of market performance. Updated information on the Fund’s results can be obtained by calling toll-free at 1-800-673-0550.
Annual Return 2010	rr_AnnualReturn2010	11.70%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

		During the periods shown in the bar chart, the highest return for a calendar quarter was 11.37% (quarter ending 12/31/10) and the lowest return for a calendar quarter was (5.05%) (quarter ending 06/30/10).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Sector Rotation Fund | No Load | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%
Sector Rotation Fund | No Load | Before taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%
Sector Rotation Fund | No Load | After taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Sector Rotation Fund | No Load | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Sector Rotation Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sector Rotation Fund (the “Fund”) seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class P Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%
Less Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)
Total Annual Fund Operating Expenses(after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.24%	[3]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 457.43% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,412
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests in shares of exchange-traded funds (“ETFs”). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index. In seeking to build a portfolio designed to outperform the S&P 500 Index, the Fund’s investment adviser, Navigator Money Management, Inc. (the “Adviser”), may allocate Fund assets among equity and fixed income ETFs representing various markets, regions and countries, including the United States. The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts (“ADRs”). The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index. The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. In seeking to provide such results, an ETF may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund will not short individual securities.

In addition to ETFs, the Fund may also invest, to a limited extent, directly in common stocks that the Adviser believes present attractive opportunities. Further, the Fund may invest directly in debt obligations as a means to reduce equity exposure and create capital appreciation potential.

In selecting investments for the Fund, the Adviser seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios, growth rates, price to cash flow and price to book ratios. The Adviser will incorporate asset class selection as part of the Fund’s overall portfolio. This strategic asset allocation is the process of dividing securities among different kinds of assets (such as stocks, bonds, real estate, precious metals and cash) to optimize the risk/reward trade-off based on achieving capital appreciation. The Adviser utilizes quantitative research to determine the Fund’s weightings between stocks, bonds and cash, allocation among sectors and industries, and exposure to domestic and foreign markets. The Fund may engage in active and frequent trading of its portfolio securities. Sector Rotation is a strategy which evaluates market sectors’ relative strength and momentum to identify short term opportunities in the market.

The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Also, the Fund may invest in a limited number of industry sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General – Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments.  There is the risk that these and other factors may adversely affect the Fund’s performance.  The loss of money is a risk of investing in the Fund.

Market Risk – The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Fixed Income Risk – To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the rating of a debt security, the greater its risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as “junk bonds,” and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

Investments in ETFs – Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk – To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Risks of Investing in Foreign Securities – To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies.  Investments in foreign securities involve certain inherent risks, including currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Risk – To the extent an ETF sells securities “short,” the Fund will indirectly be subject to short sales risk.  Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. The ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the ETF. If the underlying security goes down in price between the time the ETF sells the security and buys it back, the ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Tax Risk – The ETF’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the ETF’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Derivatives/Leverage Risk – To the extent the Fund invests in ETFs that use derivative instruments, such instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money.  Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Concentration Risk – By concentrating Fund investments in a single industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Non-Diversification Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Stock Selection Risk – Like all actively managed funds, there is a risk that the Adviser’s strategy for managing the Fund may not achieve the desired results.  The portfolio securities selected by the Adviser may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective.  In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events.  As a result, the price of the Fund’s investments may go down and you could lose money on your investment.

		High Portfolio Turnover Rate Risk – High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The bar chart shows how No Load Shares of the Fund have performed for its initial calendar year.  Class P Shares would have had returns that are substantially similar  because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year and since inception periods compare with those of a broad measure of market performance. Updated information on the Fund’s results can be obtained  by calling toll-free at 1-800-673-0550.

Annual Return 2010	rr_AnnualReturn2010	11.70%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods  shown in the bar chart,  the highest return for a calendar quarter was 11.37% (quarter ending 12/31/10) and the lowest return for a calendar  quarter was  (5.05%) (quarter ending 06/30/10).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table below shows how No Load Shares of the Fund have performed during the periods noted. Class P Shares would have had returns that are substantially similar because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Sector Rotation Fund | Class P | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%
Sector Rotation Fund | Class P | Before taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%
Sector Rotation Fund | Class P | After taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Sector Rotation Fund | Class P | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
[1]	Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund. Acquired Fund Fees and Expenses are reflected in the Acquired Fund's net asset value. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in Acquired Funds.
[2]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.65% of the Fund's No Load Shares' average daily net assets until January 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund's No Load Shares' maximum expense limitation of 1.65% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.
[3]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.90% of the Fund's Class P Shares' average daily net assets until January 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund's Class P Shares' maximum expense limitation of 1.90% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.